Significant accounting policies and changes (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Property And Equipment Is Recorded At Cost
Computer hardware (including survey equipment)	30% declining balance
Aircraft equipment	10% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	10% declining balance

Schedule Of Balance Sheet & Income Statement
Balance Sheet	December 31, 2020
	As previously reported	Adjustments	Adjusted
Deposits	$526,560	$(100,730)	$425,830
Right of use assets	2,415,430	(423,658)	1,991,772
Current portion of lease obligations	(773,465)	85,474	(687,991)
Long-term portion of lease obligations	(1,896,277)	494,430	(1,401,847)
Deficit	83,934,230	(55,516)	83,878,714
Income Statement	For the year ended December 31, 2020
	As previously reported	Adjustments	Adjusted
SFD® related costs	$1,091,587	$19,483	$1,111,070
Interest (income) expense	(11,535)	(2,527)	(14,062)
Foreign exchange loss (gain)	(76,029)	11,597	(64,432)
Net loss	(5,999,675)	(28,553)	(6,028,228)
Income Statement	For the year ended December 31, 2019
	As previously reported	Adjustments	Adjusted
SFD® related costs	$2,611,086	$41,969	$2,653,055
Interest (income) expense	(20,684)	(8,275)	(28,959)
Foreign exchange loss (gain)	233,231	(55,495)	177,736
Net income	3,772,908	21,801	3,794,709
Deficit	77,934,555	(84,069)	77,850,486

Consolidated Statements Of Cash Flows
Consolidated Statements of cash flows	For the year ended December 31, 2020
	As previously reported	Adjustments	Adjusted
Net loss (see Note 2 “Leases”)	$(5,999,675)	$(28,553)	$(6,028,228)
Non-cash lease costs	(171,300)	159,564	(11,736)
Change in carrying amount of right of use assets & lease liabilities	-	21,470	21,470
Unrealized foreign exchange (gain) loss	141,799	(106,656)	35,143
Operating activities	(3,452,925)	45,824	(3,407,101)
Repayment of financial liability	(42,515)	(138,693)	(181,208)
Financing activities	(34,923)	(138,693)	(173,616)
Effect of foreign exchange rate changes on cash and cash equivalents	(116,941)	92,868	(24,073)
Net increase (decrease) in cash and cash equivalents	(168,099)	-	(168,099)
Consolidated statements of cash flows	For the year ended December 31, 2019
	As previously reported	Adjustments	Adjusted
Net income (see Note 2 “Leases”)	$3,772,908	$21,801	$3,794,709
Non-cash lease costs	(171,056)	159,320	(11,736)
Change in carrying amount of right of use assets & lease liabilities	-	(2,095)	(2,095)
Unrealized foreign exchange (gain) loss	95,557	(31,331)	64,226
Operating activities	4,052,406	147,695	4,200,101
Repayment of financial liability and finance lease obligations	(42,603)	(117,303)	(159,906)
Financing activities	(1,385,787)	(117,303)	(1,503,090)
Proceeds from (used in) short-term investments	42,764	33,175	75,939
Investing activities	(173,927)	33,175	(140,752)
Effect of foreign exchange rate changes on cash and cash equivalents	26,021	(63,567)	(37,546)
Net increase (decrease) in cash and cash equivalents	2,518,713	-	2,518,713